Ordinary Shares	12 Months Ended
Dec. 31, 2017
Ordinary Shares
12.	Ordinary Shares

As of December 31, 2016 and 2017, the Company is authorized to issue a maximum of 200,000,000 ordinary shares, comprised of 20,000,000 Class A ordinary shares with a par value of $0.001 per share and 180,000,000 Class B ordinary shares with a par value of $0.001 per share. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. The holders of Class A Ordinary Shares shall have ten votes in respect of each Class A Ordinary Share held, the holders of Class B Ordinary Shares shall have one vote in respect of each Class B Ordinary Share held. Each Class A ordinary share is convertible into one Class B ordinary share at any time by the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances.

On September 23, 2016, the Company completed its IPO in which the Company newly issued 7,705,000 Class B ordinary shares and all of the Company’s Series A, Series A-1, Series B and Series C preferred shares were automatically converted into 12,030,166 Class B ordinary shares.

As of December 31, 2016 and 2017, 4,543,461 Class A Ordinary Shares were issued and outstanding. As of December 31, 2016 and 2017, 25,191,705 and 26,280,367 Class B Ordinary Shares were issued and outstanding, respectively.